Employee Benefit Plans (Components Of Net Pension (Expense) Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Service cost	$ (3.2)	$ (3.0)	$ (2.4)
Interest cost	(11.9)	(12.6)	(13.4)
Expected return on plan assets	15.2	14.5	13.8
Amortization of prior service cost	(0.2)	(0.3)	(0.3)
Recognized net actuarial loss	(6.4)	(6.0)	(4.0)
Net pension (expense) income	$ (6.5)	$ (7.4)	$ (6.3)
Weighted average assumptions for pension costs:
Discount rate used in net pension costs	3.80%	4.40%	5.20%
Rate of compensation increase used in pension costs	3.80%	3.80%	4.00%
Expected return on plan assets	6.60%	6.60%	6.70%
Weighted average assumptions for benefit obligation:
Discount rate used in benefit obligation	4.60%	3.80%	4.40%
Rate of compensation increase used in benefit obligation	3.80%	3.80%	3.80%